Condensed Statements of Comprehensive (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										4 Months Ended			6 Months Ended		12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012		Oct. 06, 2012		Jul. 14, 2012		Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012		Apr. 23, 2011	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Parent Company Only Financial Information [Line Items]
Equity (loss) income from subsidiary
Operating expenses:
Administrative expenses	(27,072)					(18,543)								(49,326)	(42,413)	(82,404)	(79,780)	(102,754)
Total operating expenses	(158,774)					(136,777)								(351,717)	(317,350)	(596,027)	(592,312)	(623,058)
(Loss) income before income taxes	(4,938)					9,850								(8,712)	10,871	(21,542)	7,127	(35,958)
Net (loss) income	(5,316)	(37,803)	[1]	4,704	[1]	9,498	[1]	1,187	6,440	293	651	[1]	(2,088)	(9,517)	10,149	(22,950)	5,832	(26,954)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Parent Company Only [Member]
Parent Company Only Financial Information [Line Items]
Equity (loss) income from subsidiary																(20,872)	7,600	(25,696)
Operating expenses:
Administrative expenses																(2,078)	(1,768)	(1,258)
Total operating expenses																(2,078)	(1,768)	(1,258)
(Loss) income before income taxes																(22,950)	5,832	(26,954)
Net (loss) income																(22,950)	5,832	(26,954)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Comprehensive (loss) income																$ (25,259)	$ 4,907	$ (27,425)

[1]	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.